Financial Instruments - Sensitivity Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	$ (78)	$ (90)	$ (42)
Equity	$ 1,439	$ 2,106	$ 2,350